May 28, 2003

Dear Shareholder:

Enclosed is the annual report of Tridan Corp. for the fiscal year ended April 30, 2003 and the proxy statement outlining the matters to be voted upon at the June 17, 2003 shareholders' meeting.

For the fiscal year ended April 30, 2003, the Company's investment income - net was approximately $.47 per share and net realized capital gains were approximately $.01 per share, while $.47 per share was distributed to the shareholders. As you know, these distributions except for capital gains are exempt from Federal income tax.

The Annual Shareholders' meeting will be held on Tuesday, June 17, 2003 at 10:00 A.M. at the offices of Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C., 17th Floor, 51 East 42nd Street, New York City, New York 10017. The enclosed proxy statement outlines the matters to be voted upon at this meeting, which each shareholder is invited to attend. If you cannot attend, I urge you to fill in, sign and promptly return the enclosed proxy so that, at least, your shares will be represented at the meeting.

Sincerely,

TRIDAN CORP.


Peter Goodman, President

PG:bb
Enclosures

                                  TRIDAN CORP.

                              FINANCIAL STATEMENTS

                       YEARS ENDED APRIL 30, 2003 AND 2002

                                      with

                          INDEPENDENT AUDITOR'S REPORT

                                  TRIDAN CORP.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INDEPENDENT AUDITOR'S REPORT                                                   1

FINANCIAL STATEMENTS

    Statements of Assets and Liabilities
        April 30, 2003 and 2002                                                2

    Schedules of Investments in Municipal Obligations
        April 30, 2003 and 2002                                              3-6

    Statements of Operations
        Years Ended April 30, 2003 and 2002                                    7

    Statements of Changes in Net Assets
        Years Ended April 30, 2003, 2002 and 2001                              8

    Notes to Financial Statements                                           9-12

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp., including the schedules of investments in municipal obligations, as of April 30, 2003 and 2002,and the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2003 and 2002, by direct correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights, referred to above, present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2003 and 2002, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


      /s/ Leslie Sufrin and Company, P.C.

New York, NY
May 15, 2003

                                  TRIDAN CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES
                             April 30, 2003 and 2002

  ASSETS                                                    2003          2002
                                                            ----          ----
Investments in municipal obligations, at
   fair value (amortized cost - $35,936,827
   and $33,815,676, respectively)                        $39,369,918   $36,034,441

Cash and cash equivalents                                    555,844     2,749,250

Accrued interest receivable                                  590,723       566,127

Prepaid insurance                                              4,868            --
                                                         -----------   -----------

       Total assets                                       40,521,353    39,349,818
                                                         -----------   -----------

  LIABILITIES

Accounts payable and accrued liabilities (Note 2)             83,265        64,280

Common stock redemption payable (Note 4)                          --        13,779
                                                         -----------   -----------

       Total liabilities                                      83,265        78,059
                                                         -----------   -----------

  NET ASSETS

Net assets [equivalent to $12.94 and $12.55 per share,
    respectively, based on 3,125,658.4792 shares and
    3,128,348.1833 shares of common stock
    outstanding, respectively (Note 4)]                  $40,438,088   $39,271,759
                                                         ===========   ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                             April 30, 2003 and 2002

                                                             2003                                   2002
                                             ------------------------------------   ------------------------------------
                                             Principal    Amortized      Fair       Principal    Amortized       Fair
                                               Amount        Cost        Value        Amount        Cost         Value
                                             ----------   ----------   ----------   ----------   ----------   ----------
Revenue Backed
Metropolitan Transportation Authority
   NY Service Contract Commuter Facilities
   (Escrowed to Maturity)
   5.75% due July 1, 2008                    $1,000,000   $  981,202   $1,164,670   $1,000,000   $  978,203   $1,104,910

Nassau County Interim Finance Authority
   NY Sales Tax Secured
   (Callable November 15, 2010 @100)
   5.75% due November 15, 2013                1,100,000    1,141,429    1,270,610    1,100,000    1,145,821    1,202,487

N.Y.C. Municipal Water Finance Authority
   NY Wtr & Swr Sys Rev
   6.0% due June 15, 2009                     2,000,000    2,142,272    2,355,840    2,000,000    2,161,913    2,265,520

N.Y.C. Transitional Finance Authority
   NY Rev Future Tax Secured
   5.0% due May 1, 2006                       1,250,000    1,296,075    1,368,563    1,250,000    1,310,329    1,333,738

N.Y.S. Dormitory Authority -
   Rev Columbia University
   5.0% due July 1, 2010                      1,000,000    1,069,444    1,121,850    1,000,000    1,077,692    1,073,510

   Revs Ref
   (Mandatory Put May 15, 2012 @100)
   5.25% due November 15, 2023                1,000,000    1,099,158    1,097,450           --           --           --

   Rev St Personal Income Tax Ed
   5.5% due March 15, 2011                    1,000,000    1,111,845    1,132,180           --           --           --

   Revs State Univ Educ Facils of New York
   7.5% due May 15, 2011                        395,000      388,977      484,207      395,000      388,454      476,303

   Revs State Univ Educ Facils of New York
   (Escrowed to Maturity)
   7.5% due May 15, 2011                        195,000      192,026      247,847      195,000      191,768      240,883

New York Environmental Facilities Corp
   Pollution Control - Rev St Wtr NYC 02
   5.75% due June 15, 2008                       25,000       25,753       28,987    1,500,000    1,552,710    1,672,830

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                            April 30, 2003 and 2002

                                                               2003                                      2002
                                             ----------------------------------------   ---------------------------------------
                                              Principal      Amortized       Fair        Principal     Amortized       Fair
                                               Amount          Cost          Value        Amount         Cost          Value
                                             -----------    -----------   -----------   -----------   -----------   -----------
Revenue Backed (continued)
N.Y.S. Urban Development Corp -
   Personal Inc Tax Rev St Facils & Equip
   4.5% due March 15, 2006                   $   595,000    $   626,097    $  637,697   $        --   $        --   $        --

   Purp Rev Sub Lien
   6.0% due July 1, 2005                       1,500,000      1,527,237     1,638,795     1,500,000     1,538,821     1,629,480

Niagara Falls Bridge Commission
   NY Toll Rev Highway Impts
   5.25% due October 1, 2015                   2,000,000      2,125,761     2,277,920     2,000,000     2,133,130     2,159,820

Power Authority of the State of New York
   General Purpose Ref
   (Escrowed to Maturity)
   6.5% due January 1, 2008                    1,675,000      1,707,228     1,929,667     1,675,000     1,713,037     1,894,794

Triborough Bridge & Tunnel Authority NY -
   General Purpose Revs
   (Escrowed to Maturity)
   5.5% due January 1, 2017                    1,000,000      1,023,018     1,166,480     1,000,000     1,024,143     1,089,420

   Revs General Purpose Ref
   (Escrowed to Maturity)
   6.0% due January 1, 2012                    1,500,000      1,556,532     1,779,795     1,500,000     1,561,511     1,697,775
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                              17,235,000     18,014,054    19,702,558    16,115,000    16,777,532    17,841,470
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                                                 50.0%                                     49.5%
Insured
Cleveland Hill Union Free School District
   Cheektowa NY Unlimited Tax
   (Callable October 15, 2009 @100)
   5.5% due October 15, 2011                   1,480,000      1,506,985     1,666,702     1,480,000     1,509,463     1,621,917

Mt. Sinai, N.Y. Union Free School District
   6.2% due February 15, 2011                  1,070,000      1,066,681     1,271,042     1,070,000     1,066,360     1,239,766

N.Y.C. General Purpose
   Unlimited Tax Series
   6.75% due February 1, 2009                  1,000,000      1,096,973     1,189,230     1,000,000     1,111,265     1,159,830

N.Y.S. Dormitory Authority Revs
   City University Sys Cons
   6.25% due July 1, 2005                        500,000        512,613       551,190       500,000       517,985       550,540

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                            April 30, 2003 and 2002

                                                               2003                                      2002
                                             ----------------------------------------   ---------------------------------------
                                              Principal      Amortized       Fair        Principal     Amortized       Fair
                                               Amount          Cost          Value        Amount         Cost          Value
                                             -----------    -----------   -----------   -----------   -----------   -----------
Insured (continued)
N.Y.S. Dormitory Authority Revs
  Pace University
  6.5% due July 1, 2009                      $ 1,000,000    $ 1,081,432   $ 1,207,210   $ 1,000,000   $ 1,092,460   $ 1,164,530

N.Y.S. Thruway Authority Highway
  and Bridge Trust Fund
  6.4% due April 1, 2004 (a)                          --             --            --       500,000       506,716       536,835

N.Y.S. Urban Development Corp -
  Corp Rev Ref Correction Facility
  (Callable January 1, 2009 @101)
  6.0% due January 1, 2012                     1,000,000      1,026,571     1,143,600     1,000,000     1,028,989     1,122,930

  Corp Rev Ref Correction Facility
  5.5% due January 1, 2008                     1,055,000      1,075,768     1,194,904     1,055,000     1,079,620     1,152,640

Commonwealth of Puerto Rico
  General Obligation
  5.5% due July 1, 2006                          600,000        616,085       670,140       600,000       620,699       657,000

Commonwealth of Puerto Rico Highway
  and Transportation Auth Hwy Rev Ref
  (Mandatory Put July 1, 2010 @100)
  5% due July 1, 2035                          1,000,000      1,091,043     1,103,590            --            --            --

Suffolk County Judicial Facilities Agency
  NY Service Agreement
  Rev John P Cohalan Complex
  (Callable October 15, 2009 @101)
  5.75% due October 15, 2011                   1,340,000      1,365,846     1,529,114     1,340,000     1,367,410     1,487,990

Suffolk County Water Authority
  NY Waterworks Rev Sub Lien
  6.0% due June 1, 2009                        1,260,000      1,342,910     1,482,881     1,260,000     1,354,401     1,426,484
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                              11,305,000     11,782,907    13,009,603    10,805,000    11,255,368    12,120,462
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                                                 33.0%                                     33.6%
General Obligations
N.Y.S. Ref Unlimited Tax
  6.5% due July 15, 2005                       1,700,000      1,754,425     1,878,874     1,700,000     1,777,203     1,881,254
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                               1,700,000      1,754,425     1,878,874     1,700,000     1,777,203     1,881,254
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                                                  4.8%                                      5.2%

(a) This security matures within one year and has been reclassed under Short-term (see page 6) as of April 30, 2003.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2003 and 2002

                                                               2003                                      2002
                                             ----------------------------------------   ---------------------------------------
                                              Principal      Amortized       Fair        Principal     Amortized       Fair
                                               Amount          Cost          Value        Amount         Cost          Value
                                             -----------    -----------   -----------   -----------   -----------   -----------
Private Placement
Massachusetts Industrial Finance Agency
  Bonds Series 2000 (Allen Chase
  Foundation Project) adjusted fixed
  rate (2.78%) due November 1, 2010          $   357,143    $   357,143   $   358,922   $   500,000   $   500,000   $   506,230
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                 357,143        357,143       358,922       500,000       500,000       506,230
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                                                  0.9%                                      1.4%
U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax -
  (Pre-Refunded to June 1, 2008 @101)
  6.0% due June 1, 2010                          890,000        895,036     1,051,891       890,000       895,595     1,020,153

  (Callable June 1, 2008 @101)
  6.0% due June 1, 2010                           10,000         10,057        11,389        10,000        10,063        11,124

New York Environmental Facilities Corp -
  Pollution Control - Rev St Wtr Fund Ref
  (Escrowed to Maturity)
  5.75% due June 15, 2008                      1,310,000      1,349,452     1,523,975            --            --            --

  Pollution Control - Rev St Wtr NYC 02
  (Escrowed to Maturity)
  5.75% due June 15, 2008                        165,000        169,969       191,951            --            --            --

N.Y.S. Medical Care Facility Finance
  Agency - Rev NY Hospital Mortgage
  (Pre-Refunded to February 15, 2005 @102)
  6.8% due August 15, 2004                     1,000,000      1,100,475     1,116,810     1,000,000     1,102,771     1,129,760
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                               3,375,000      3,524,989     3,896,016     1,900,000     2,008,429     2,161,037
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                                                  9.9%                                      6.0%
Short-term
N.Y.S. Thruway Authority Highway
  and Bridge Trust Fund
  6.4% due April 1, 2004 (a)                     500,000        503,309       523,945            --            --            --

N.Y.C. Ref Unlimited Tax -
  5.75% due August 1, 2002                            --             --            --       985,000       984,467       994,328

  6.75% due August 15, 2003                           --             --            --       500,000       512,677       529,660
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                 500,000        503,309       523,945     1,485,000     1,497,144     1,523,988
                                             -----------    -----------   -----------   -----------   -----------   -----------
                                                                                  1.3%                                      4.2%
                                             $34,472,143    $35,936,827   $39,369,918   $32,505,000   $33,815,676   $36,034,441
                                             ===========    ===========   ===========   ===========   ===========   ===========
                                                                                100.0%                                    100.0%

(a) This security was classified as a long term investment (see page 5) as of April 30, 2002.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                            STATEMENTS OF OPERATIONS
                       Years Ended April 30, 2003 and 2002

                                                         2003          2002
                                                         ----          ----
Investment income:

    Interest                                          $ 1,970,045   $ 1,967,010

    Amortization of bond premium and discount - net      (198,856)     (167,138)
                                                      -----------   -----------

        Total investment income                         1,771,189     1,799,872
                                                      -----------   -----------

Expenses:

    Investment advisory fee (Note 2)                      110,841       109,667

    Professional fees (Note 2)                             90,817        69,760

    Directors' fees                                        54,000        54,000

    Administrative and accounting fees                     67,100        70,435

    State and local income taxes, insurance and
      administrative expenses (Note 1)                     11,672         9,853
                                                      -----------   -----------

        Total expenses                                    334,430       313,715
                                                      -----------   -----------

Investment income - net                                 1,436,759     1,486,157
                                                      -----------   -----------

Realized and unrealized gain on investments:
    Net realized gain on investments                       19,263        60,341

    Change in unrealized appreciation
      of investments for the year                       1,214,326       613,845
                                                      -----------   -----------

    Net gain on investments                             1,233,589       674,186
                                                      -----------   -----------

Net increase in net assets resulting from operations  $ 2,670,348   $ 2,160,343
                                                      ===========   ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                       STATEMENTS OF CHANGES IN NET ASSETS
                    Years Ended April 30, 2003, 2002 and 2001

                                                                   2003            2002            2001
                                                                   ----            ----            ----
Increase (decrease) in net assets resulting
   from operations:
     Investment income - net                                   $  1,436,759    $  1,486,157    $  1,653,560

     Net realized gain on investments                                19,263          60,341         225,063

     Change in unrealized appreciation                            1,214,326         613,845       1,477,653
                                                               ------------    ------------    ------------

         Net increase in net assets resulting
           from operations                                        2,670,348       2,160,343       3,356,276

Distributions to shareholders from:
   Investment income - net                                       (1,428,295)     (1,498,387)     (1,658,070)

   Capital gains - net                                              (41,373)        (67,147)        (96,086)

Redemptions of 2,689.7041 shares,
   2,695.3647 shares, and
   1,377.7140 shares, respectively                                  (34,351)        (33,715)        (17,029)
                                                               ------------    ------------    ------------

Total increase                                                    1,166,329         561,094       1,585,091

Net assets:

   Beginning of year                                             39,271,759      38,710,665      37,125,574
                                                               ------------    ------------    ------------

   End of year (a) (b)                                         $ 40,438,088    $ 39,271,759    $ 38,710,665
                                                               ============    ============    ============

(a) For the years ending April 30, 2003, 2002 and 2001 includes over distributed investment income of $27,169, $36,133 and $23,903, respectively.

(b) For the years ending April 30, 2003, 2002 and 2001 includes undistributed capital gains of $5,650, $27,760 and $34,566, respectively.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Note 1 - Significant accounting policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Acquisition and valuation of investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are displayed at fair value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations.

Amortization of bond premium or discount

In determining investment income, bond premium or discount are amortized over the remaining term of the obligation.

Income taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required, however, the Company is subject to minimum New York State and local franchise taxes.

Interest income from municipal investments are exempt from Federal and state income taxes.

Cash and cash equivalents

The Company considers all investments that can be liquidated on demand to be cash equivalents. Cash and cash equivalents, at April 30, 2003 and 2002, were as follows:

                                                           April 30,
                                                   -----------------------
                                                      2003         2002
                                                      ----         ----
      Cash - demand deposits                       $  187,844   $  282,250
      Cash equivalents - demand bonds and notes       368,000    2,467,000
                                                   ----------   ----------
                                                   $  555,844   $2,749,250
                                                   ==========   ==========

The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Note 1 - Significant accounting policies (continued)

Use of estimate

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of credit risk

The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment adviser periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

Note 2 - Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following at:

                                                            April 30,
                                                       -------------------
                                                         2003        2002
                                                         ----        ----
      Accrued investment advisory fees (a)             $28,000     $27,500
      Accrued audit fees (b)                            27,600      19,500
      Accrued legal fees  (c)                           19,711      14,248
      Accrued accounting fees and other                  7,954       3,032
                                                       -------     -------
                                                       $83,265     $64,280
                                                       =======     =======

      (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment adviser and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the fair value of net assets held by J.P. Morgan on the last day of each fiscal quarter.

      (b) For the years ending April 30, 2003 and 2002, the Company incurred audit fees of approximately $32,000 and $14,000, respectively. In 2003, the Company incurred additional audit fees of approximately $16,000 relating to investment security counts.

      (c) For the years ending April 30, 2003 and 2002, the Company incurred legal fees of approximately $59,000 and $55,000, respectively, which include professional fees paid to the law firm of which an officer of the Company is a member.

Note 3 - Investment transactions

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $3,938,000 and $1,637,000 for the year ended April 30, 2003 and $4,535,000 and $5,647,000, respectively, for the year ended April 30, 2002.

The U.S. Federal income tax basis of the Company's investments, at April 30, 2003 and 2002, was approximately $35,937,000 and $33,816,000, respectively, and net unrealized appreciation, at April 30, 2003 and 2002, for U.S. Federal income tax purposes was approximately $3,433,000 and $2,219,000, respectively (gross unrealized appreciation of approximately $3,435,000 and $2,223,000, respectively; gross unrealized depreciation of approximately of $2,000 and $4,000, respectively).

Note 4 - Common stock, share redemption plan and net asset values

At April 30, 2003 and 2002, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2003 and 2002, $853,280 (73,441.5208 shares) and $818,929
(70,751.8167 shares), respectively, had been redeemed under this plan and are held in treasury.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset value per share and the shares outstanding were as follows:

                                                                     April 30,
                                                           -----------------------------
                                                            2003                  2002
                                                            ----                  ----
    Net asset value:
        -at fair value of the underlying investments       $12.94                $12.55
        -at amortized cost                                 $11.84                $11.84

    Shares outstanding at:
        April 30, 2003                                                   3,125,658.4792
        April 30, 2002                                                   3,128,348.1833

Note 5 - Distributions

During the years ended April 30, 2003 and 2002, distributions of $1,469,668 ($.47 per share) and

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2003 and 2002

$1,565,410 ($.50 per share), respectively, were declared and paid to shareholders, which, except for capital gains, were exempt from Federal income taxes.

Note 6 - Financial highlights

Selected per share data and ratios.

                                                           For the Fiscal Years Ended April 30,
                                                 ----------------------------------------------------------
                                                  2003         2002         2001         2000         1999
                                                 ------       ------       ------       ------       ------
Per share data:
(For a share of capital stock outstanding
throughout the period):
  Investment income                              $  .58       $  .57       $  .62       $  .62       $  .63
  Expenses                                         (.11)        (.10)        (.09)        (.10)        (.10)
                                                 ------       ------       ------       ------       ------
  Investment income - net                           .47          .47          .53          .52          .53
  Net realized and unrealized gain
    (loss) on investments                           .39          .22          .54         (.59)         .22
  Distributions:
    Investment income - net                        (.46)        (.48)        (.53)        (.54)        (.52)
    Capital gains - net                            (.01)        (.02)        (.03)        (.06)        (.08)
                                                 ------       ------       ------       ------       ------

  Net increase (decrease) in net asset value        .39          .19          .51         (.67)         .15

  Net asset value:
    Beginning of year                             12.55        12.36        11.85        12.52        12.37
                                                 ------       ------       ------       ------       ------
    End of year                                  $12.94       $12.55       $12.36       $11.85       $12.52
                                                 ======       ======       ======       ======       ======

Ratios:
  Expenses to average net assets                    .84%         .80%         .76%         .81%         .79%

  Investment income - net
    to average net assets                          3.60%        3.81%        4.36%        4.28%        4.31%

Average (simple) number of shares
    outstanding (in thousands)                    3,127        3,130        3,132        3,135        3,138


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